DESCRIPTION OF BUSINESS AND OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Description Of Business And Operations Details Narrative
Unsecured line of credit		$ 0
Repay related-Party Convertible Notes	$ 45,000